Note 8 - Fair Value - Fair Value Of Financial Instruments Amortised Cost - Instruments Carried At Cost - Liabilities (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	€ 686,156,000,000	€ 642,812,000,000	€ 622,801,000,000
Financial liabilities at amortized cost [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	90,839,000,000	67,229,000,000	58,225,000,000
Financial liabilities at amortized cost [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	255,278,000,000	289,599,000,000	269,128,000,000
Financial liabilities at amortized cost [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Liabilities Line Items
Liabilities	€ 144,889,000,000	€ 159,082,000,000	€ 182,948,000,000